Stock	12 Months Ended
Mar. 31, 2025
Stock-based compensation
2
4
. Stock
Stock-based compensation
The stock-based compensation plans of the Bank are as follows:
Employee Stock Option Scheme (“ESOP”)
The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D”, in June 2010 Plan “E”, in June 2013 Plan “F” and in July 2016 Plan “G” of the Employees’ and in August 2024 Plan “H” of the Employee Stock Option Schemes (the “Plans”). The Bank reserved
100.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D”, the Bank reserved 150.0 million equity shares with an aggregate nominal value of Rs.150.0 million. The Bank reserved 200.0 million equity shares with an aggregate nominal value of Rs. 200.0 million, for issuance under each of Plan “E”, “F” and “G”.
Under Plan H the Bank reserved 95.0 million equity shares with an aggregate nominal value of Rs. 95.0 million.
Under the terms of each of these Plans, the Bank may issue stock options to employees and whole-time directors of the Bank, each of which is convertible into one equity share.
Plan A provides for the issuance of options at the recommendation of the Nomination and Remuneration Committee of the Board (the “NRC”) at an average of the daily closing prices on the BSE Limited during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).
Plan B, Plan C, Plan D, Plan E, Plan F, Plan G and Plan H provide for the issuance of options at the recommendation of the NRC at the closing price on the working day immediately preceding the date when options are granted. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E, Plan F, Plan G and Plan H, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.
Such options vest at the discretion of the NRC. These options are exercisable for a period following vesting at the discretion of the NRC, subject to a maximum of five years, as set forth at the time of the grant. Presently, there are no stock options issued and outstanding under Plan A to Plan D.

During fiscal year ended March 31, 2023, the NRC approved, under Plan G, the grant of 30,480,145 options (Schemes XXXVIII to XLIV). During fiscal year ended March 31, 2024, the NRC approved, under Plan E, Plan F and Plan G, the grant of 5,075,360, 12,533,590 and 6,775,740 options respectively (Schemes XLV to LV). During fiscal year ended March 31, 2025, the NRC approved, under Plan
G
and Plan
H
, the grant of 573,800 and 22,572,860 options
(Schemes LVI to LIX).
Under the terms of the Amalgamation agreement, upon the completion of the merger of eHDFC in fiscal 2024, 48,559,681 options of equity shares having face value of Rs. 1.0 each were granted to the merged employees as replacement of their options with eHDFC.
Restricted Stock Units (“RSUs”)
On May 14, 2022, the shareholders of the Bank approved the Employees’ Stock Incentive Master Scheme 2022 (“ESIS-2022”). The
Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs.100.0 million, for the grant of Restricted Stock Units (“RSUs”). Grants under ESIS-2022 can be made over a period of four years from the date of approval by the NRC i.e., until May 13, 2026. Under the terms of ESIS-2022, the Bank may issue RSUs, each of which is convertible into one equity share, to employees and whole-time directors of the Bank. ESIS-2022 provides for issuance of RSUs at a face value of Rs.1.0 at the recommendation of the NRC. Such RSUs vest at the discretion of the NRC and are exercisable for a period following the vesting at the discretion of the NRC, subject to a maximum period of four years, as set forth at the time of the grant.
During the fiscal year ended March 31,2023, the NRC approved, under ESIS-2022, the grant of 2,891,000 RSUs (scheme RSU 001 to RSU 003) to the employees of the Bank. During the fiscal year ended March 31, 2024, the NRC approved, under ESIS-2022, the grant of 9,354,224 RSUs (scheme RSU 004 to RSU 006) to the employees of the Bank. During the fiscal year ended March 31, 2025, the NRC approved, under ESIS-2022, the grant of 6,254,575 RSUs (scheme RSU 007 to RSU 009) to the employees of the Bank
Modification of employee stock option schemes
During the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, there were no modifications to employee stock option schemes.
Assumptions used
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2023	2024	2025
Dividend yield	0.51%-0.97%	0.67%-0.71%	0.73%-1.03%
Expected volatility	21.97%-33.50%	21.91%-27.42%	23.30%-27.70%
Risk-free interest rate	6.14%-7.59%	7.21%-7.55%	6.75%-7.24%
Expected term (in years)	2.53-7.25	4.50-7.25	4.49-7.21
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2023	2024	2025
Dividend yield	0.47%-0.75%	0.65%-1.17%	0.77%-1.20%
Expected volatility	23.68%-35.35%	21.32%-35.35%	20.32%-27.55%
Risk-free interest rate	7.07%-7.57%	6.85%-7.18%	6.84%-6.89%
Expected term (in years)	1.0- 4.0	1.0- 4.0	1.0- 4.0
The Bank recognizes compensation expense related to stock-based compensation plans over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by expected forfeitures. Ultimately, the compensation cost for all awards that vest is recognized.

Activity and other details
Activity in the options available to be granted under the employee stock option scheme is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2023	2024	2025
Options available to be granted, beginning of period	81,992,420	54,214,165	32,491,917
Equity shares allocated for grant under the plan	—	—	95,000,000
Options granted	(30,480,145)	(24,384,690)	(23,146,660)
Forfeited/lapsed	2,701,890	2,662,442	4,476,527

Options available to be granted, end of period	54,214,165	32,491,917	108,821,784

Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as of March 31, 2025:

	Number of RSUs available to be granted fiscal year ending March 31,
	2023	2024	2025
RSUs available to be granted, beginning of period	—	97,109,000	87,961,576
Equity shares allocated for grant under the plan	100,000,000	—	—
Options granted	(2,891,000)	(9,354,224)	(6,254,575)
Forfeited/lapsed	—	206,800	734,986

RSUs available to be granted, end of period	97,109,000	87,961,576	82,441,987

Activity in the options outstanding under the employee stock option scheme is as follows:

	Fiscal years ended March 31,
	2023			2024			2025
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	158,106,016	Rs.	1,175.65	151,682,461	Rs.	1,264.86	175,659,424	Rs.	1,307.93
Addition on account of eHDFC merger	—		—	48,559,681		1,124.77	—		—
Granted	30,480,145		1,425.69	24,384,690		1,611.84	23,146,660		1,729.84
Exercised	(34,201,810)		998.73	(46,304,966)		1,133.72	(52,955,047)		1,198.42
Forfeited	(2,175,700)		1,274.53	(2,198,002)		1,363.80	(3,977,478)		1,481.42
Lapsed	(526,190)		1,033.65	(464,440)		1,151.88	(499,049)		1,279.26

Options outstanding, end of period	151,682,461	Rs.	1,264.86	175,659,424	Rs.	1,307.93	141,374,510	Rs.	1,413.25

Options exercisable, end of period	65,124,916	Rs.	1,162.96	98,829,856	Rs.	1,201.65	81,335,537	Rs.	1,279.91
Weighted average fair value of options granted during the year		Rs.	548.11		Rs.	607.28		Rs.	656.66
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Fiscal years ended March 31,
	2023			2024			2025
	Units	Weighted average exercise price		Units	Weighted average exercise price		Units	Weighted average exercise price
RSUs outstanding, beginning of period	—	Rs.	—	2,891,000	Rs.	1.0	11,721,804	Rs.	1.0
Granted	2,891,000		1.00	9,354,224		1.0	6,254,575		1.0
Exercised	—		—	(316,620)		1.0	(2,355,965)		1.0
Forfeited	—		—	(203,500)		1.0	(683,831)		1.0
Lapsed	—		—	(3,300)		1.0	(51,155)		1.0

RSUs outstanding, end of period	2,891,000	Rs.	1.00	11,721,804	Rs.	1.0	14,885,428	Rs.	1.0

RSUs exercisable, end of period	—	Rs.		376,070	Rs.	1.0	1,207,198	Rs.	1.0
Weighted average fair value of RSUs granted during the year		Rs.	1,382.34		Rs.	1,565.43		Rs.	1,724.68

The following summarizes information about stock options outstanding as of March 31, 2025:

		As of March 31, 2025
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price

Plan E	Rs. 1,636.9 (or US $ 19.16)	4,793,680	4.96	Rs.	1,636.90
Plan F	Rs. 1,636.9 (or US $ 19.16)	11,490,680	4.94	Rs.	1,636.90
Plan G	Rs. 882.85 to Rs. 1,673.1 (or US $ 10.33 to US $ 19.58)	74,981,293	2.48	Rs.	1,360.69
Plan H	Rs. 1,677.3 to Rs. 1,734.2 (or US $ 19.63 to US $ 20.30)	22,572,860	6.06	Rs.	1,733.15
eHDFC	Rs. 160.79 to Rs. 1,535.27 (or US $ 1.88 to US $ 17.97)	27,535,997	2.58	Rs.	1,139.68
The following summarizes information about RSUs outstanding as of March 31, 2025:

		As of March 31, 2025
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS 2022	Rs. 1.00 (or US$ 0)	14,885,428	2.36	1.00
The intrinsic value, of options exercised during the years ended March 31, 2023, March 31, 2024 and March 31, 2025 at the grant date was 0.5 million,

Rs.
5,249.6
 million and Rs.
7,049.2
 million, respectively, and at the exercise date was Rs.
20,891.2
 million, Rs.
14,548.0
 million and Rs.
33,349.8
 million, respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2025 attributable to options which are outstanding as on March 31, 2025 was Rs.
16,009.7
 million (previous year Rs.
22,732.3
 million) and Rs.
58,662.2
 million (previous year Rs.
28,677.5
 million), respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2025 attributable to options exercisable as on March 31, 2025 was Rs.
15,158.2
 million (previous year Rs.
20,373.6
 million) and was Rs.
44,594.6
 million (previous year Rs.
24,363.8
 million), respectively. Total stock compensation cost recognized for the ESOP’s under these plans was Rs.
13,132.8
 million, Rs.
17,379.5
 million and Rs.
13,878.7

million during the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, respectively. The tax effect of the stock compensation cost was nil, Rs. 20,166.2 million and Rs. (1,157.2) million during the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, respectively. The Income tax benefit from options exercised during the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025 is nil, Rs. 5,561.5 and Rs.
 7,041.2
million, respectively. As of March 31, 2025, there were
60,038,973
unvested options (previous year
76,731,732
) with weighted average exercise price of Rs.
1,593.9
(previous year Rs.
1,446.2
) and the aggregate intrinsic value at the grant date and as of March 31, 2025 was Rs.
851.5
 million (previous year Rs.
2,217.7
 million) and Rs.
14,067.6
 million (previous year Rs.
4,197.5
 million), respectively. As of March 31, 2025, the total estimated compensation cost to be recognized in future periods was Rs.
17,782.1
 million. This is expected to be recognized over a weighted average period of
1.9
years.
The intrinsic value, of RSUs exercised during the fiscal year ended March 31, 2024 and
March 31,
2025 at the grant date was 441.6 million and 3,586.4
million, respectively, and at the exercise date was Rs. 458.1 million, and Rs. 4,304.8 million, respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2025 attributable to RSUs which are outstanding as on March 31, 2025 was Rs. 24,360.4 million (previous year Rs. 18,122.0 million) and Rs. 27,198.7 million (previous year Rs. 16,960.3 million), respectively. The aggregate intrinsic value as of the grant date and as of March 31, 2025 attributable to RSUs exercisable as on March 31, 2025 was Rs. 1,854.3 million (previous year Rs. 525.9 million) and Rs. 2,205.8 million (previous year Rs. 544.1 million), respectively. Total stock compensation cost recognized for the RSUs under these plans was Rs. 10,755.2 million (previous year Rs. 2,736.3 million) during the fiscal year ended March 31, 2025. As of March 31, 2025, there were 13,678,230 (previous year 11,345,734) unvested RSUs with weighted average exercise price of Rs.1.0 (previous year Rs. 1.0) and the aggregate intrinsic value at the grant date and as of March 31, 2025 was Rs.

22,506.2 million (previous year Rs. 17,596.1 million) and Rs.

24,992.9 million (previous year Rs. 16,416.1 million), respectively. As of March 31, 2025, the total estimated compensation cost for the RSUs to be recognized in future periods was Rs.

12,379.8 million. This is expected to be recognized over a weighted average period of 1.8 years.
HDFC Life Insurance Company Limited
HDFC Life has granted options of its equity shares to employees under various schemes. The exercise price of the options granted was determined based on the closing price of the shares of the HDFC Life immediately prior to the grant date. In case the shares are listed on more than one stock exchange, the exchange with the highest trading volume is considered.
Total number of outstanding options is 14,049,678 as of March 31, 2025 of which 7,886,415 are exercisable.
HDFC Asset Management Company Limited
HDFC AMC has granted options of its equity shares to employees and directors of company under various schemes. The exercise price of the options granted was based on latest available closing price of the shares of the HDFC AMC on National Stock Exchange of India Limited.

Total number of outstanding options is 2,018,029 as on March 31, 2025 of which 1,295,700 are exercisable.
HDFC Capital Advisors Limited
HDFC Capital Advisors has granted options of its equity shares to employees under the schemes ESOP-2021. The exercise price of the options granted was determined by an independent valuer appointed by the Board of Directors.
Total
number of outstanding options is 71,678 as on March 31, 2025 of which 71,678 are exercisable.
HDFC Securities Limited
HDFC Securities has granted options of its equity shares to employees and directors under the schemes ESOS-II. The exercise price of the options granted was determined by considering the average price of two independent valuer reports.
Total number of outstanding options is 746,134 as on March 31, 2025 out of which 143,393 are exercisable.
HDB Financial Services Limited
HDB Financial Services has granted options of its equity shares to employees and directors of company under various schemes. The exercise price of the options granted was determined by an independent valuer.
Total number of outstanding options is 8,356,111 as on March 31, 2025 out of which 1,953,960 are exercisable.